Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Impairment loss cash management related intangible assets	$ 188,797
Impairment loss robots-related intangible assets		$ 3,713,551